Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 2.8%
BHP Group PLC	706,502	$17,799,852
Orica Ltd.	314,581	3,072,630
Rio Tinto PLC	256,609	16,821,267
		37,693,749
BRAZIL — 0.4%
B3 SA - Brasil Bolsa Balcao	2,208,800	5,183,577
CANADA — 1.8%
Shopify, Inc., Class A *	18,492	25,071,084
CHINA — 7.1%
Alibaba Group Holding Ltd. ADR*	104,402	15,456,716
Autohome, Inc. ADR	52,778	2,476,872
Brilliance China Automotive Holdings Ltd.*(a)	6,366,000	2,984,836
KE Holdings, Inc. ADR*	48,180	879,767
Li Auto, Inc. ADR*	273,649	7,194,232
Meituan, Class B *	644,300	20,566,990
Ping An Healthcare and Technology Co., Ltd.*	409,300	2,667,864
Ping An Insurance Group Co. of China Ltd., Class H	1,381,000	9,445,181
Prosus NV*	401,651	32,148,573
Tencent Music Entertainment Group ADR*	379,514	2,751,476
		96,572,507
DENMARK — 0.6%
Genmab A/S*	19,985	8,731,885
FRANCE — 2.5%
Adevinta ASA*	516,393	8,849,126
Pernod Ricard SA	100,033	22,053,595
Ubisoft Entertainment SA*	61,884	3,705,753
		34,608,474
GERMANY — 1.4%
adidas AG	36,470	11,460,937
Deutsche Boerse AG	47,300	7,675,211
		19,136,148
HONG KONG — 1.6%
AIA Group Ltd.	1,854,200	21,331,471
INDIA — 3.1%
Housing Development Finance Corp., Ltd.	393,915	14,558,271
ICICI Bank Ltd. ADR	479,310	9,044,580
Reliance Industries Ltd. GDR	279,132	19,008,889
		42,611,740
IRELAND — 3.2%
CRH PLC	348,381	16,348,108
Ryanair Holdings PLC ADR*	245,052	26,970,423
		43,318,531
JAPAN — 6.1%
Advantest Corp.	134,900	12,020,875
CyberAgent, Inc.	576,500	11,122,121
Denso Corp.	110,900	7,241,477
Hoshizaki Corp.	45,500	4,138,406
Olympus Corp.	941,800	20,614,107
SMC Corp.	19,700	12,291,036
Sysmex Corp.	127,600	15,849,013
		83,277,035
MACAU — 0.2%
Sands China Ltd.*	1,350,000	2,762,779

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
NETHERLANDS — 0.9%
Adyen NV*	4,321	$12,078,767
NORWAY — 0.8%
Schibsted ASA, Class A	235,864	11,195,932
RUSSIA — 0.9%
Mail.Ru Group Ltd. GDR Reg S*	150,608	3,090,275
Sberbank of Russia PJSC ADR	484,460	9,032,053
		12,122,328
SOUTH AFRICA — 0.8%
Naspers Ltd., N Shares	68,393	11,303,979
SWEDEN — 1.5%
Atlas Copco AB, B Shares	248,662	12,638,646
Epiroc AB, B Shares	469,311	8,312,333
		20,950,979
SWITZERLAND — 1.2%
Cie Financiere Richemont SA	89,643	9,294,377
Wizz Air Holdings PLC*	114,819	7,716,234
		17,010,611
TAIWAN — 4.7%
Sea Ltd. ADR*	116,644	37,177,942
Taiwan Semiconductor Manufacturing Co., Ltd.	1,326,000	27,424,448
		64,602,390
UNITED KINGDOM — 2.8%
Farfetch Ltd., Class A *	229,780	8,612,154
Hays PLC	1,490,625	3,247,693
Prudential PLC	1,390,375	26,980,819
		38,840,666
UNITED STATES — 54.3%
ABIOMED, Inc.*	22,673	7,380,515
Albemarle Corp.	81,561	17,859,412
Alnylam Pharmaceuticals, Inc.*	83,534	15,772,054
Alphabet, Inc., Class C *	12,773	34,044,005
Amazon.com, Inc.*	8,355	27,446,509
Anthem, Inc.	72,844	27,156,243
Arthur J Gallagher & Co.	142,097	21,122,719
Axon Enterprise, Inc.*	69,647	12,189,618
Booking Holdings, Inc.*	6,188	14,689,508
Broadridge Financial Solutions, Inc.	71,524	11,918,759
Carvana Co.*	28,422	8,570,370
CBRE Group, Inc., Class A *	195,531	19,036,898
Certara, Inc.*	234,572	7,764,333
Charles Schwab Corp. (The)	135,939	9,901,797
Chegg, Inc.*	99,712	6,782,410
Cloudflare, Inc., Class A *	159,189	17,932,641
CoStar Group, Inc.*	89,277	7,683,179
Datadog, Inc., Class A *	62,593	8,847,521
DoorDash, Inc., Class A *	79,577	16,391,270
Estee Lauder Cos., Inc. (The), Class A	53,249	15,970,973
Exact Sciences Corp.*	53,870	5,141,891
Facebook, Inc., Class A *	51,316	17,416,137
Howard Hughes Corp. (The)*	61,128	5,367,650
IAC/InterActiveCorp*	34,101	4,443,019
Illumina, Inc.*	25,228	10,232,729
LendingTree, Inc.*	11,492	1,606,926
Lyft, Inc., Class A *	134,459	7,205,658
Markel Corp.*	7,509	8,974,231
Martin Marietta Materials, Inc.	68,054	23,252,691
Mastercard, Inc., Class A	57,070	19,842,098

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
UNITED STATES (continued)
Microsoft Corp.	118,412	$33,382,711
Moderna, Inc.*	80,673	31,047,811
Moody’s Corp.	100,851	35,813,199
Netflix, Inc.*	16,104	9,828,915
Novocure Ltd.*	69,185	8,037,221
Oscar Health, Inc., Class A *	240,933	4,189,825
Peloton Interactive, Inc., Class A *	63,054	5,488,851
ResMed, Inc.	49,228	12,974,039
S&P Global, Inc.	33,303	14,150,112
Service Corp. International	326,249	19,659,765
SiteOne Landscape Supply, Inc.*	70,112	13,985,241
Snowflake, Inc., Class A *	30,398	9,193,267
Spotify Technology SA*	21,444	4,832,191
STAAR Surgical Co.*	52,147	6,702,454
Stericycle, Inc.*	85,441	5,807,425
Teladoc Health, Inc.*	63,450	8,046,094
Teradyne, Inc.	120,092	13,110,444
Tesla, Inc.*	30,516	23,664,548
Thermo Fisher Scientific, Inc.	27,021	15,437,908
Trade Desk, Inc. (The), Class A *	208,220	14,637,866
Twilio, Inc., Class A *	47,730	15,228,256
Vimeo, Inc.*	143,417	4,212,157
Wayfair, Inc., Class A *	44,466	11,361,508
Zillow Group, Inc., Class C *	119,400	10,523,916
		743,259,488
TOTAL INVESTMENTS — 98.7%
(cost $785,495,063)		$1,351,664,120
Other assets less liabilities — 1.3%		17,219,986
NET ASSETS — 100.0%		$1,368,884,106

(a)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At September 30, 2021, the net value of these securities was $3,090,275 representing 0.2% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$906,334,894	$442,344,390	$2,984,836	$1,351,664,120
Total	$906,334,894	$442,344,390	$2,984,836	$1,351,664,120

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.